                                REGISTRATION NO.
                                                        FILED SEPTEMBER 10, 1998
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                     X
  Pre-Effective Amendment No.
  Post-Effective Amendment No.

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                                               X
  Amendment No.

                            ------------------------

                            THE AMERICAN TIGER FUNDS
                              Chatfield Dean & Co.
                      7935 East Prentice Avenue, Suite 200
                       Greenwood Village, Colorado 80111
                                 1-800-723-3326

                               Agent for Service:
                               SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                        San Francisco, California 94111

The approximate date of the proposed Public Offering is October 2, 1998.

It is proposed that this filing will become effective (check the appropriate box):

    / /  immediately upon filing pursuant to paragraph (b)
    /X/ on September 30, 1998 pursuant to Section 8(a), Securities Act of 1933 / / 60 days after filing pursuant to paragraph (a)(1)
    / /  75 days after filing pursuant to paragraph (a)(2)
    / /  on (date) pursuant to paragraph (a)(2) of Rule 485

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Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 and that the Rule 24f-2 Notice for Registrant's fiscal year 1998 will be filed on or before February 28, 1999.

Page 1 of ___ pages sequentially numbered.

                            THE AMERICAN TIGER FUNDS
                                    CONTENTS

This Registration Statement on Form N-1A consists of the following:

1.  Facing Sheet

2.  Contents

3.  Cross-Reference Sheet

4.  Part A -    Prospectus for all shares of The American Tiger Funds

5.  Part B -    Statement of Additional Information for all shares of The
                American Tiger Funds

6.  Part C -    Other Information

7.  Signature Sheet

8.  Exhibits

                             CROSS-REFERENCE SHEET
                                     Part A

FORM N-1A ITEM NUMBER                                     PROSPECTUS CAPTION
--------------------------------------------------------  ---------------------------------------------
1.         Cover Page                                     Cover Page
2.         Synopsis                                       Summary of Fund Expenses
3.         Condensed Financial Information                Condensed Financial Information-- Financial
                                                           Highlights
4.         General Description of Registrant              Investment Objectives and Policies, General
                                                           Information, Risk Considerations
5.         Management of Registrant                       Management of the Fund
5A.        Management's Discussion of Fund Performance    Financial Highlights; Performance
6.         Capital Stock and Other Securities             General Information
7.         Purchases of Securities Being Offered          Management of the Fund
                                                          How to Buy Shares
                                                          Dividend Reinvestment
                                                          Distribution Fees
8.         Redemption or Repurchase                       How to Redeem Shares
9.         Legal Proceedings                              N/A

                  Part B--Statement of Additional Information

FORM N-1A ITEM NUMBER                                     PROSPECTUS CAPTION
--------------------------------------------------------  ---------------------------------------------
10.        Cover Page                                     Cover Page
11.        Table of Contents                              Table of Contents
12.        General Information and History                N/A
13.        Investment Objectives and Policies             Investment Objective and Policies
                                                          Investment Restrictions
14.        Management of the Fund                         Management
15.        Control Persons and Principal Holders of       Management
            Securities
16.        Investment Advisory and Other Services         Management of the Fund
                                                          Management
                                                          Distribution Plan
                                                          Other Information
17.        Brokerage Allocation and                       Portfolio Transactions Management of the Fund
            Other Practices
18.        Capital Stock and Other Securities             General Information
19.        Purchase, Redemption and Pricing of            How to Buy Shares
            Securities Being Offered                       Net Asset Value
20.        Tax Statutes                                   Dividends, Distributions, and Taxes
21.        Underwriters                                   Management
                                                          Distribution Plan
22.        Calculation of Performance Data                Performance Information
23.        Financial Statements                           Financial Statements

                                     Part C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                            THE AMERICAN TIGER FUNDS

    The American Tiger Funds (the "Fund") is an open-end management investment company which offers its shares in a series of load, non-diversified portfolios which invest in stocks which the Fund's investment advisor believes to be among the best stocks available at any given time based on its quantitative analysis, applying its proprietary modern portfolio theory analysis. The Fund is presently offering its shares in one Portfolio: The American Tiger Top 20 ("Top 20"), a non-diversified, open-end management company portfolio with the authority to invest in a full range of equity securities. The investment objective is to attain capital appreciation through investment in equity securities which the investment advisor believes to represent the best investment opportunities at any given time. Additional non-diversified or diversified portfolios may be added to the Fund in the future. There can be no assurance that the Portfolios of the Fund will achieve their investment objectives.

    This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be read and retained for future reference.

    A Statement of Additional Information about the Fund has also been filed with the Securities and Exchange Commission. The Statement of Additional Information is, and the Fund's Annual and Semi-Annual Reports will be, available upon request and without charge by calling or writing The American Tiger Funds c/o Chatfield Dean & Co., 7935 East Prentice Avenue, Suite 200, Greenwood Village, Colorado, 80111; Telephone: 1-800-723-3326. Shareholders may also call toll-free or write to Chatfield Dean with any questions they may have.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO DEALER, SALESMAN, OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, ITS INVESTMENT ADVISER, OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.

                       DISTRIBUTOR AND SALES INFORMATION

                              CHATFIELD DEAN & CO.
                      7935 EAST PRENTICE AVENUE, SUITE 200
                       GREENWOOD VILLAGE, COLORADO 80111
                                 1-800-723-3326

               THE DATE OF THIS PROSPECTUS IS SEPTEMBER 30, 1998.

                               TABLE OF CONTENTS

                                                                               PAGE
                                                                               -----
SHAREHOLDER TRANSACTION EXPENSES AND ANNUAL FUND OPERATING EXPENSES.......           1

SUMMARY...................................................................           4

INVESTMENT OBJECTIVES AND POLICIES........................................           6

SPECIAL INVESTMENT METHODS AND RISKS......................................           8

INVESTMENT RESTRICTIONS...................................................           9

RISK FACTORS..............................................................          10

PERFORMANCE...............................................................          13

MANAGEMENT OF THE FUND....................................................          14

EXPENSES OF THE FUND......................................................          15

REPORTS AND INFORMATION...................................................          16

DESCRIPTION OF SHARES.....................................................          17

DIVIDENDS AND DISTRIBUTIONS...............................................          18

TAXES.....................................................................          19

PURCHASE AND PRICING OF SHARES............................................          21

REDEMPTION OF SHARES......................................................          24

CERTAIN SERVICES PROVIDED TO SHAREHOLDERS.................................          26

ADDITIONAL INFORMATION....................................................          27

ASSENT TO TRUST INSTRUMENT................................................          28

                        SHAREHOLDER TRANSACTION EXPENSES
                       AND ANNUAL FUND OPERATING EXPENSES

                                                                                        THE
                                                                                      AMERICAN
                                                                                     TIGER TOP
                                                                                         20
                                                                                     PORTFOLIO
                                                                                     ----------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases(5)
  (as a percentage of offering price)..............................................       4.95%
Maximum Sales Load Imposed on Reinvested Dividends.................................       None
Redemption Fees....................................................................       None
Exchange Fee(3)....................................................................       0-$5

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees(4).................................................................       1.00%
12b-1 Fees(2)......................................................................       0.25%
Other Expenses.....................................................................       0.25%
                                                                                     ----------
Total Fund Operating Expenses......................................................       1.50%
                                                                                     ----------
                                                                                     ----------

------------------------

(1) The above table of fees and other expenses is provided to assist you in understanding the various potential costs and expenses that an investor in the Fund may bear directly or indirectly. The Investment Advisor may, but is under no obligation to, reimburse the Fund's expenses now or in the future. The American Tiger Top 20 Portfolio is a newly organized portfolio which has been in existence since September 30, 1998 and has no operating history.

(2) The American Tiger Top 20 Portfolio charges an annual 0.25% 12b-1 fee payable to the distributor or brokers who have signed a selling agreement with the Fund. The applicable Portfolio of the Fund pays these brokers or the distributor annually 0.25% of the value of the assets of the applicable Portfolio of the Fund which were obtained by said broker or distributor. The fee is paid to the broker or distributor for continuous personal services and distribution services by such broker or distributor to investors in the applicable Portfolio. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent. Long-term shareholders in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD").

(3) Shares of each of the portfolios may be exchanged for shares of each other portfolio at net asset value without charge (up to five (5) exchanges per account). There is a charge of $5 per exchange thereafter.

(4) Represents the advisory fee paid to Navellier Management, Inc. (See "Expenses of the Fund-- Compensation of the Investment Advisor".)

(5) The American Tiger Top 20 Portfolio charges an initial sales load of 4.95%, which sales load is reduced to 4.00% for purchases between $50,000 and $99,999. The sales load is 3.50% for purchases between $100,000 and $249,999. The sales load is 2.50% for purchases between $250,000 and $499,999. The sales load is 2.00% for purchases between $500,000 and $999,999. There is no sales load for Trustees of the Fund, the Distributor or its employees, the Investment Advisor or its employees.

EXAMPLES:

    The following example indicates the direct and indirect expenses an investor (maintaining an average annual investment of $1,000) could expect to incur in a single year and three-year period for the applicable portfolio:

                                                                                          THE
                                                                                       AMERICAN
                                                                                         TIGER
                                                                                        TOP 20
                                                                                       PORTFOLIO
                                                                                     -------------
One-Year...........................................................................    $      15
Three-Year.........................................................................    $      46
Five-Year..........................................................................        *
Ten-Year...........................................................................        *

    The foregoing examples assume (a) that an investor maintains an average of $1,000 invested in the Portfolio; (b) a 4.95% sales load; (c) a 5% annual return; (d) percentage amounts listed above for Annual Fund Operating Expenses remain constant (for all periods shown above); (e) reinvestment of all dividends and distributions; and (f) no exchanges between Portfolios.

    THE EXAMPLES SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF EACH PORTFOLIO OF THE FUND MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

 * No estimates because the Portfolio had an operating history of less than 12 months.

                              FINANCIAL HIGHLIGHTS

    There is presently no financial history for The American Tiger Top 20 Portfolio since it is a newly organized portfolio with no operating history as of September 30, 1998. The distribution of The American Tiger Top 20 Portfolio shares commenced on October 2, 1998.

                                    SUMMARY

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. THE CURRENT PORTFOLIO OF THE FUND IS DESIGNED FOR LONG TERM INVESTORS AND NOT AS A TRADING VEHICLE AND IS NOT INTENDED TO PRESENT A COMPLETE INVESTMENT PROGRAM FOR THE INVESTOR. AN INVESTMENT IN THE CURRENT PORTFOLIO OF THE FUND INVOLVES CERTAIN SPECULATIVE CONSIDERATIONS; SEE "RISK FACTORS". THE CURRENT PORTFOLIO EMPLOYS AN AGGRESSIVE INVESTMENT STRATEGY THAT HAS THE POTENTIAL FOR YIELDING HIGH RETURNS. HOWEVER, SHARE PRICES OF THE PORTFOLIO MAY ALSO EXPERIENCE SUBSTANTIAL FLUCTUATIONS INCLUDING DECLINES SO THAT YOUR SHARES MAY BE WORTH LESS THAN WHEN YOU ORIGINALLY PURCHASED THEM.

(SEE INVESTMENT OBJECTIVES AND POLICIES PP.   FOR GREATER DETAIL.)

    A STATEMENT OF ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE AMERICAN TIGER FUNDS, C/O CHATFIELD DEAN & CO., 7935 EAST PRENTICE AVENUE, SUITE 200, GREENWOOD VILLAGE, COLORADO 80111;
TELEPHONE: 800-723-3326. THE STATEMENT OF ADDITIONAL INFORMATION BEARS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS IN ITS ENTIRETY.

INVESTMENT ADVISOR

    Navellier Management, Inc. (the "Investment Advisor") administers the assets of the existing Portfolio of the Fund and has ultimate responsibility for determining which securities will be selected as investments for the existing Portfolio of the Fund. Louis Navellier, the President and CEO of the Investment Advisor, refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of the current Portfolio. Louis Navellier sets the strategies and guidelines for the current Portfolio and oversees the current Portfolio Manager's activities. Louis Navellier and Alan Alpers are the Portfolio Managers involved in the day-to-day investment activities of the current Portfolio. Alan Alpers has been an analyst and portfolio manager for Navellier & Associates, Inc. since 1989 and is responsible along with Mr. Navellier for day-to-day management of over $1.5 billion in individual accounts for Navellier & Associates, Inc. The Investment Advisor receives an annual advisory fee, equal to 1.00% of the average daily net asset value of assets under management for The American Tiger Top 20 Portfolio. The advisory fee for the current Portfolio is payable monthly, based upon a percentage of that Portfolio's average daily net assets.

DISTRIBUTION OF SHARES

    Chatfield Dean & Co. (the "Distributor") acts as the sole underwriter for the shares of the current Portfolio of the Fund. The Distributor is a corporation owned by Chatfield Dean Holdings, Inc. The Distributor may sell shares of the current Portfolio of the Fund directly to investors or shares may be purchased through a network of broker-dealers selected by the Distributor. The Distributor will compensate these selected dealers for shareholder services by paying them directly, or by allowing them to receive annually all or a portion of the 0.25% annual 12b-1 fee paid on the current Portfolio

HOW TO INVEST

    Shares of the current Portfolio of the Fund are continuously offered for sale by the Distributor and through selected broker-dealers. The daily purchase price for the current Portfolio is the net asset value next computed after receipt of your order. Initial purchases must be at least $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and subsequent investments must be $100 or more.

RISK FACTORS

    Investment in the Portfolio involves special risks and there can be no guarantee of profitability. Some of those risks are briefly described here. Because The American Tiger Top 20 Portfolio is allowed to invest up to 10% of the Portfolio's assets in any single company and/or up to 25% in the companies of any single industry, there is potentially a greater risk of loss or fluctuation in value of this portfolio.

    Some of the small cap securities which the current Portfolio may purchase may be difficult to liquidate on short notice or, on occasion, only a portion of the shares of a company in which the Investment Advisor intends to trade may be available to be bought or sold by the current Portfolio. There can be no assurance of profitability or of what the Portfolio's total annual operating expenses will be. Investments, if any, in securities of foreign issuers may pose greater risks. The Investment Advisor's investment style could result in above average portfolio turnover which could result in higher brokerage expenses. As with any equity fund, the investments may decline, resulting in a loss of value to the shareholder. (For more detail, see "Risk Factors".)

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE OF THE AMERICAN TIGER TOP 20 PORTFOLIO

    THE INVESTMENT OBJECTIVE OF THE AMERICAN TIGER TOP 20 PORTFOLIO IS TO ACHIEVE LONG TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN STOCKS OF COMPANIES WITH APPRECIATION POTENTIAL.

    The American Tiger Top 20 Portfolio is a non-diversified Portfolio, which means it may invest a larger than normal percentage of its total assets in the equity (including convertible debt) securities of any one company or companies which the Investment Advisor believes represents an opportunity for significant capital appreciation. The Investment Advisor can invest up to 10% of the Portfolio's assets in the securities of any single company or up to 25% of its assets in securities issued by companies in any one industry. Since the Investment Advisor can invest more of the Portfolio's assets in the stock of a single company, this Portfolio should be considered to offer greater potential for capital appreciation as well as greater risk of loss due to the potential increased investment of assets in a single company. This Portfolio, because of its non-diversification, also poses a greater potential for volatility. This Portfolio should not be considered suitable for investors seeking current income. This Portfolio may invest its assets in the securities of a broad range of companies without restriction on their capitalization. Under normal circumstances, The American Tiger Top 20 Portfolio will invest at least 65% of its total assets in securities of companies. However, that projected minimum percentage could be lowered during adverse market condi-tions or for defensive purposes and is not a fundamental policy of the Portfolio. Securities of issuers include, but are not limited to, common and preferred stock, and convertible preferred stocks that are convertible into common stock. While this Portfolio intends to operate as a non-diversified open end management investment company for the purposes of the 1940 Act, it also intends to qualify as a regulated investment company under the Internal Revenue Code ("Code"). As a non-diversified investment company under the 1940 Act, the Fund may invest more than 5% and up to 10% of its assets in the securities of any one issuer at the time of purchase. However, for purposes of the Internal Revenue Code, as of the last day of any fiscal quarter, this Portfolio may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, the Portfolio may not have more than 5% of its total assets invested in any one issuer, nor may it own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instru-mentalities or the securities of investment companies that qualify as regulated investment companies under the Code.

    Investors in The American Tiger Top 20 Portfolio pay an initial sales charge
(load) and pay an annual 0.25% fee ("12b-1 fee").

OTHER INVESTMENTS

    The American Tiger Top 20 Portfolio may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the Investment Advisor, such investment will further the cash needs or temporary defensive needs of the Portfolio. In addition, when the Investment Advisor feels that market or other conditions warrant it, for temporary defensive purposes, the current Portfolio may retain cash or invest all or any portion of its assets in cash equivalents, including money market mutual funds. Under normal conditions, The American Tiger Top 20 Portfolio's holdings in such non-equity securities should not exceed 35% of the total assets of the Portfolio. If the current Portfolio's assets, or a portion thereof, are retained in cash or money market funds or money market mutual funds, such cash will, in all probability, be deposited in interest-bearing or money market accounts or Rushmore's money market mutual funds. Rushmore Trust & Savings, FSB is also the Fund's Transfer Agent and Custodian. Cash deposits by the Fund in interest bearing instruments issued by Rushmore Trust & Savings ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution. Money market investments have no FDIC protection and deposits in Rushmore Trust & Savings accounts have only $100,000 protection.

    It is anticipated that, for the current Portfolio, all of its investments in corporate debt securities (other than commercial paper) and preferred stocks will be represented by debt securities and preferred stocks which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa) or by Standard & Poor's Corporation (AAA, AA, A, BBB; securities which are rated BBB/Baa have speculative characteristics). Although investment-quality securities are subject to market fluctuations, the risk of loss of income and principal is generally expected to be less than with lower quality securities. In the event the rating of a debt security or preferred stock in which the Portfolio has invested drops below investment grade, the Portfolio will promptly dispose of such investment. When interest rates go up, the market value of debt securities generally goes down and long-term debt securities tend to be more volatile than short term debt securities.

    In determining the types of companies which will be suitable for investment by The American Tiger Top 20 Portfolio, the Investment Advisor will screen over 9,000 stocks and will take into account various factors and base its stock selection on its own model portfolio theory concepts to select from the twenty stocks which have the highest ranking based on the Investment Advisor's analysis. The current Portfolio invests primarily in what the Investment Advisor believes are undervalued common stocks believed to have long-term appreciation potential. Stocks are selected on the basis of an evaluation of factors such as earnings growth, expanding profit margins, market dominance and/or factors that create the potential for market dominance, sales growth, and other factors that indicate a company's potential for growth or increased value. There are no limita-tions on The American Tiger Top 20 Portfolio as to the type, operating history, or dividend paying record of companies or industries in which this Portfolio may invest; the principal criteria for investment is that the securities provide opportuni-ties for capital growth and that they rank in the Investment Advisor's Top 20 highest rated investment opportunities at the time the Investment Advisor makes its analysis, which analysis shall be made at least monthly. The Portfolio will invest up to 100% of its capital in equity securities selected for their growth or value potential. The Investment Advisor will typically (but not always) purchase common stocks of issuers which have records of profitability and strong earnings momentum. When selecting such stocks for investment by the current Portfolio, the issuers may be lesser known companies moving from a lower to a higher market share position within their industry groups rather than the largest and best known companies in such groups. The Investment Advisor, when investing for The American Tiger Top 20 Portfolio, may also purchase common stocks of well known, highly researched, large companies if the Investment Advisor believes such common stocks offer opportunity for long-term capital appreciation.

                      SPECIAL INVESTMENT METHODS AND RISKS

REPURCHASE AGREEMENTS

    The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportuniloty to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

LOANS OF PORTFOLIO SECURITIES

    The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities passed to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that that securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Investment Advisor to be of relatively high credit standing.

                            INVESTMENT RESTRICTIONS

    The American Tiger Top 20 Portfolio can invest up to 10% of its assets in securities of a single issuer and can invest up to 25% of its assets in securities of companies in a single industry. The American Tiger Top 20 Portfolio may not make investments in real estate or commodities or commodity contracts, including futures contracts, but may purchase securities of issuers which deal in real estate or commodities. The American Tiger Top 20 Portfolio is prohibited from investing in or selling puts, calls, straddles (or any combination thereof). The American Tiger Top 20 Portfolio is prohibited from investing in derivatives. The American Tiger Top 20 Portfolio may borrow money only from banks for temporary or emergency (not leveraging) purposes provided that, after each borrowing, there is an asset coverage in the borrowing Portfolio of at least 300%. The American Tiger Top 20 Portfolio will not purchase securities if the amount of borrowing by such Portfolio exceeds 5% of total assets of such Portfolio. In order to secure any such borrowing, the borrowing Portfolio may pledge, mortgage, or hypothecate up to 10% of the market value of the assets of the Portfolio. The investment by The American Tiger Top 20 Portfolio in securities, including American Depository Receipts, of issuers or any govern-mental entity or political subdivision thereof, located, incorporated or organized outside of the United States is limited to 25% of the net asset value of the Portfolio, provided that no such foreign securities may be purchased unless they are traded on United States securities markets.

    The Fund may not purchase for The American Tiger Top 20 Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933) if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities. The Board of Trustees will determine whether these securities are liquid and will monitor liquidity on an ongoing basis.

    In addition to the investment restrictions described above, the investment program of each Portfolio is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Portfolio are fundamental and may not be changed without shareholder approval.

                                  RISK FACTORS

LACK OF OPERATING HISTORY

    The American Tiger Top 20 Portfolio is a newly organized investment company portfolio which went effective September 30, 1998. The Investment Advisor was organized on May 28, 1993. Although the Investment Advisor sub-contracts a substantial portion of its responsibilities for administrative services of the Fund's operations to various agents, including the Transfer Agent and the Custodian, the Investment Advisor still has overall responsibility for the administration of each of the Portfolios and oversees the administrative services performed by others as well as servicing customer's needs and, along with each Portfolio's Trustees, is responsible for the selection of such agents and their oversight. The Investment Advisor also has overall responsibility for the selection of securities for investment for The American Tiger Top 20 Portfolio. The owner of the Investment Advisor has been in the business of rendering advisory services to significant pools of capital such as retirement plans and large investors since 1987.

    The owner of the Investment Advisor is also the owner of another investment advisory firm, Navellier & Associates Inc., which presently manages over $1.5 billion in investor funds. The owner of the Investment Advisor is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and controls other investment advisory entities which manage assets and/or act as sub-advisors, all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which the Investment Advisor intends to employ and invest in while managing the Portfolios of the Fund. Because many of the over-the-counter and other securities in which the Investment Advisor intends to, or may invest, have a smaller number of shares available to trade than larger capitalized companies, lack of shares available at any given time may result in The American Tiger Top 20 Portfolio of the Fund not being able to purchase or sell all shares which Investment Advisor desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect the performance of The American Tiger Top 20 Portfolio. Since the Investment Advisor will be trading on behalf of the Portfolio of the Fund in some or all of the same securities at the same time that Navellier & Associates Inc., Navellier Fund Management, Inc., other Navellier controlled investment entities are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of Navellier & Associates Inc., Navellier Fund Management, Inc., and other Navellier controlled investment entities and the Fund cannot be completed at the time the order is made, Navellier & Associates, Inc., and the other Navellier controlled investment entities and the Investment Advisor will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Fund. For example, if Navellier & Associates Inc., and Navellier Fund Management, Inc., each place a $25,000 purchase order and Investment Advisor on behalf of the Fund places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to Navellier & Associates Inc., and Navellier Fund Management, Inc., and $25,000 of the stock to the Fund. As the assets of each Portfolio of the Fund increase the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the various Portfolios. While the Investment Advisor generally does not anticipate liquidity problems (i.e., the possibility that the Portfolio cannot sell shares of a company and therefore the value of those shares drops) unless the Fund has assets in excess of two billion dollars (although liquidity problems could still occur when the Fund has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity and should not invest in the Fund if he, she, or it is not willing to accept this potentially adverse risk, and by investing, acknowledges that he, she or it is aware of the risks.

    An investment in shares of The American Tiger Top 20 Portfolio of the Fund involves certain speculative considerations. There can be no assurance that The American Tiger Top 20 Portfolio's objectives will be achieved or that the value of the investment will increase. An investment in shares of The

American Tiger Top 20 Portfolio may also involve a higher degree of risk than an investment in shares of a more traditional open-end diversified investment company because The American Tiger Top 20 Portfolio may invest up to 10% of its assets in the securities of any single issuer and up to 25% of its assets in the securities of any single industry, thereby potentially creating greater volatility or increasing the chance of losses. As a non-diversified investment Portfolio, The American Tiger Top 20 Portfolio may be subject to greater fluctuation in the total market value of such Portfolio, and economic, political or regulatory developments may have a greater impact on the value of this Portfolio than would be the case if this Portfolio were diversified among a greater number of issuers. The American Tiger Top 20 Portfolio intends to comply with the diversification and other requirements applicable to regulated investment companies under the Internal Revenue Code.

    All securities in which the Fund's Portfolio may invest are inherently subject to market risk, and the market value of the Fund's investments will fluctuate. From time to time the Fund may choose to close a portfolio or portfolios to new investors.

INVESTING IN SECURITIES OF FOREIGN ISSUERS

    Investments in foreign securities (those which are traded principally in markets outside of the United States), particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. The securities of some foreign issuers and securities traded principally in foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. issuers and securities traded principally in U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than those charged in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities traded principally in foreign securities markets.

    The risks of investing in foreign securities may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. Prices of securities of companies in emerging markets can be significantly more volatile than prices of securities of companies in the more developed nations of the world, reflecting the greater uncertainties of investing in less developed markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Consequently, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Also, such local markets typically offer less regulatory protections for investors.

    While to some extent the risks to the Fund of investing in foreign securities may be limited, since The American Tiger Top 20 Portfolio may not invest more than 25% of its net asset value in such securities and such Portfolio of the Fund may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist.

    The Investment Advisor will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities as described in the Investment Objectives and Policies section of this Prospectus.

NET ASSET VALUE

    The net asset value of The American Tiger Top 20 Portfolio is determined by adding the values of all securities and other assets of that specific Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of that Portfolio. (See "Purchase and Pricing of Shares--Valuation of Shares" and the Statement of Additional Information.)

PORTFOLIO TURNOVER

    The Portfolio turnover rate for The American Tiger Top 20 Portfolio is unknown since this is a newly organized Portfolio which only began operations on September 30, 1998. The Investment Advisor estimates that the portfolio turnover rate for The American Tiger Top 20 Portfolio will not exceed 300% per annum. However, this is not a restriction on the Investment Advisor and if in the Investment Advisor's judgment a higher annual portfolio turnover rate is required in order to attempt to achieve a higher overall Portfolio performance, then the Investment Advisor is permitted to do so. However, high portfolio turnover (100% or more) will result in increased brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and on reinvestment in other securities and could therefore adversely affect Portfolio performance. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. (See the Statement of Additional Information, "Taxes".)

SPECIAL RISK CONSIDERATIONS RELATING TO SECURITIES OF THE PORTFOLIO

    For a description of certain other factors, including certain risk factors, which investors should consider relating to the securities in which the Portfolio will invest, see "Risk Factors".

                                  PERFORMANCE

    From time to time the Fund may include the performance history of any Portfolio (and if appropriate, the performance history of the Investment Advisor and/or the Portfolio Manager in managing comparable asset accounts) in advertisements, sales literature, or reports to prospective shareholders.

    The "total return" of each Portfolio refers to the average annual compounded rate of return of the Portfolio over some representative period that would equate an initial payment of $1,000 at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period.

                             MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES

    The Fund's Board of Trustees directs the business and affairs of the current Portfolio of the Fund and supervises the Investment Advisor, Distributor, Transfer Agent and Custodian, as described below.

THE INVESTMENT ADVISOR

    Navellier Management, Inc. acts as the Investment Advisor to the only current Portfolio of the Fund. The Investment Advisor is registered as an investment adviser under the Investment Advisors Act of 1940. The Investment Advisor is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for The American Tiger Top 20 Portfolio. Pursuant to a separate Administrative Services Agreement, the Investment Advisor provides The American Tiger Top 20 Portfolio with certain administrative services, including accounting and bookkeeping services and supervising the Custodian's and Transfer Agent's activities and The American Tiger Top 20 Portfolio's compliance with its reporting obligations. The Investment Advisor may sub-contract for the performance of such services by the Custodian, Transfer Agent, or others and payment for such sub-contracted services should be paid by the Investment Advisor out of its fees under the Administrative Services Agreement. The Investment Advisor also provides each Portfolio of the Fund with a continuous investment program based on its investment research and management with respect to all securities and investments. The Investment Advisor will determine from time to time what securities and other investments will be selected to be purchased, retained, or sold by The American Tiger Top 20 Portfolio of the Fund.

    The Investment Advisor is owned and controlled by its sole shareholder, Louis G. Navellier (a 100% stockholder). Louis Navellier is, and has been, in the business of rendering investment advisory services to significant pools of capital since 1987.

    For information regarding the Fund's expenses and the fees paid to the Investment Advisor see "Expenses of the Fund".

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    On September 3, 1998, in order to fulfill the requirements of Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund (The American Tiger Top 20 Portfolio) was subscribed to for purchase by Louis Navellier under an agreement dated September 3, 1998. Such subscription was made for an aggregate of $100,000 allocated 100% for the Portfolio (to purchase 10,000 shares).

THE DISTRIBUTOR

    Chatfield Dean & Co. acts as the Fund's Distributor and is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers ("NASD"). The Distributor renders its services to the Fund pursuant to a distribution agreement under which it serves as the principal underwriter of the shares of each existing Portfolio of the Fund. The Distributor may sell certain of the Fund's Portfolio shares by direct placements. Through a network established by the Distributor, each of the Fund's Portfolio shares may also be sold through selected broker-dealers. (For information regarding the Fund's expenses and the fees it pays to the Distributor, see "Expenses of the Fund" following.)

THE CUSTODIAN AND THE TRANSFER AGENT

    Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, telephone: (301) 657-1510 or (800) 622-1386, is Custodian for the Fund's
securities and cash and Transfer Agent for the Fund shares. The Distributor shall be responsible for the review of applications in order to guarantee that all requisite and statistical information has been provided with respect to the establishment of accounts.

                              EXPENSES OF THE FUND

GENERAL

    The American Tiger Top 20 Portfolio is responsible for the payment of its own expenses. These expenses are deducted from the Portfolio's investment income before dividends are paid. These expenses include, but are not limited to: fees paid to the Investment Advisor, the Custodian and the Transfer Agent; Trustees' fees; taxes; interest; brokerage commissions; organization expenses; securities registration ("blue sky") fees; legal fees; auditing fees; printing and other expenses which are not directly assumed by the Investment Advisor under its investment advisory or expense reimbursement agreements with the Fund. General expenses which are not associated directly with a specific Portfolio (including fidelity bond and other insurance) are allocated to each Portfolio based upon their relative net assets. The Investment Advisor may, but is not obligated to, from time to time advance funds, or directly pay, for expenses of the Fund and may seek reimbursement of or waive reimbursement of those advanced expenses.

COMPENSATION OF THE INVESTMENT ADVISOR

    The Investment Advisor receives an annual 1.00% fee for investment management of The American Tiger Top 20 Portfolio The fee is payable monthly, based upon the Portfolio's average daily net assets. The Investment Advisor is entitled to reimbursement for operating expenses it advances for the Fund.

DISTRIBUTION PLAN

    THE DISTRIBUTION PLAN FOR THE AMERICAN TIGER TOP 20 PORTFOLIO

    The American Tiger Top 20 Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby such Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of such Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such particular portfolio's shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts such Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services for such portfolio shall be 0.25% per year of the average daily net assets of such Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or such Portfolio directly. The 12b-1 Plan for such Portfolio also covers payments by the Distributor and Investment Advisor to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by such Portfolio within the context of Rule 12b-1. The payments under the 12b-1 Plan for such Portfolio are included in the maximum operating expenses which may be borne by such Portfolio. Payments under the 12b-1 Plan for such Portfolio may exceed actual expenses incurred by the Distributor, Investment Advisor or others.

BROKERAGE COMMISSIONS

    The Investment Advisor may select selected broker-dealers to execute portfolio transactions for the current Portfolio of the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. In addition, when selecting broker-dealers for Fund portfolio transactions, the Investment Advisor may consider the record of such broker-dealers with respect to the sale of shares of the Fund. (See the Statement of Additional Information.)

                            REPORTS AND INFORMATION

    The Fund will distribute to the shareholders of the current Portfolio semi-annual reports containing unaudited financial statements and information pertaining to matters of such Portfolio of the Fund. An annual report containing financial statements for such Portfolio, together with the report of the independent auditors for such Portfolio of the Fund is distributed to shareholders each year. Shareholder inquiries should be addressed to The American Tiger Funds at Chatfield Dean & Co., 7935 East Prentice Avenue, Suite 200, Greenwood Village, Colorado 80111; 800-723-3326 or to the Transfer Agent, Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814,
Telephone: (301) 657-1510 or (800) 622-1386.

                             DESCRIPTION OF SHARES

    The Fund is a Delaware business trust organized on September 4, 1998. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Board of Trustees has the power to designate one or more classes ("Portfolios") of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such classes. Presently the Fund is offering shares of one Portfolio--The American Tiger Top 20 Portfolio, which is described above.

    The shares of The American Tiger Top 20 Portfolio, when issued, are fully paid and non-assessable, are redeemable at the option of the holder, are fully transferable, and have no conversion or preemptive rights. Shares are also redeemable at the option of such Portfolio of the Fund when a shareholder's investment, as a result of redemptions in the Fund, falls below the minimum investment required by the Fund (see "Redemption of Shares"). Each share of the Portfolio is equal as to earnings, expenses, and assets of the Portfolio and, in the event of liquidation of the Portfolio, is entitled to an equal portion of all of the Portfolio's net assets. Shareholders of such Portfolio of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio except as other-wise required by law or when the Board of Trustees determines that a matter to be voted upon affects only the interest of the shareholders of a particular Portfolio. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Fund is not required, and does not intend, to hold annual meetings of shareholders, such meetings may be called by the Trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of such Portfolio for the purpose of electing or removing Trustees.

    All shares (including reinvested dividends and capital gain distributions) are issued or redeemed in full or fractional shares rounded to the second decimal place. No share certificates will be issued. Instead, an account will be established for each shareholder and all shares purchased will be held in book-entry form by the Fund.

                          DIVIDENDS AND DISTRIBUTIONS

    All dividends and distributions with respect to the shares of The American Tiger Top 20 Portfolio will be payable in shares at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as return of capital, ordinary income or long-term capital gain for federal income tax purposes. Between the record date and the cash payment date, such Portfolio retains the use and benefits of such monies as would be paid as cash dividends.

    The American Tiger Top 20 Portfolio will distribute all of its net investment income and net realized capital gains, if any, annually in December.

    If a cash payment is requested with respect to the Portfolio, a check will be mailed to the shareholder. Unless otherwise instructed, the Transfer Agent will mail checks or confirmations to the shareholder's address of record.

    The federal income tax laws impose a four percent (4%) nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified in the federal income tax laws. The American Tiger Top 20 Portfolio intends to comply with the distribution requirements and thus does not expect to incur the four percent (4%) nondeductible excise tax, although the imposition of such excise tax may possibly occur.

    Shareholders will have their dividends and/or capital gain distributions reinvested in additional shares of The American Tiger Top 20 Portfolio unless they elect in writing to receive such distributions in cash. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether they want dividends reinvested or distributed.

    The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. (See "Taxes" following.)

    In the case of foreign participants whose dividends are subject to U.S. income tax withholding and in the case of any participants subject to 31% federal backup withholding, the Transfer Agent will reinvest dividends after deduction of the amount required to be withheld.

    Experience may indicate that changes in the automatic reinvestment of dividends are desirable. Accordingly, the Fund reserves the right to amend or terminate this provision as applied to any dividend or distribution paid subsequent to written notice of the change sent to shareholders at least 90 days before the record date for such dividend or distribution.

                                     TAXES

FEDERAL TAXES

    Each Portfolio of the Fund is a separate taxpayer and intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 (relating to regulated investment companies) with respect to diversification of assets, sources of income, and distributions of taxable income and will elect to be taxed as a regulated investment company for federal income tax purposes.

    Because each Portfolio of the Fund intends to distribute all of its net investment income and net realized capital gains at least annually, it is not expected that any Portfolio of the Fund will be required to pay federal income tax for any year throughout which it was a regulated investment company nor, for this reason, is it expected that any Portfolio will be required to pay the 4% federal excise tax imposed on regulated investment companies that fail to satisfy certain minimum distribution requirements. However, the possibility of federal or state income tax and/or imposition of the federal excise tax does exist.

    If a Portfolio pays a dividend in January of any year which was declared in the last three months of the previous year and was payable to shareholders of record on a specified date in such a month, the dividend will be treated as having been paid and received in the previous year.

    Dividends (other than capital gains dividends) will be taxable to shareholders as ordinary income, whether received in shares or cash and will, in the case of corporate shareholders, generally qualify for the dividends-received deduction to the extent paid out of qualifying dividends received by the Portfolio.

    Capital gains dividends will ordinarily be taxable to shareholders as long-term capital gain, regardless of how long they have held their shares. A dividend is a capital gains dividend if it is so designated by the Portfolio and is paid out of the Portfolio 's net capital gain (that is, the excess of the Portfolio's net long-term capital gain over its net short-term capital loss).

    Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

    If the Fund redeems some or all of the shares held by any shareholder, the transaction will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the Fund (determined for this purpose using certain specific rules of constructive ownership). If a redemption of shares is not treated as a sale or exchange, the amount paid for the shares will be treated as a dividend.

    If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain or loss will generally be treated as capital gain (long-term or short-term, depending upon the holding period for the redeemed shares).

    Shareholders will be subject to information reporting with respect to dividends and redemptions, and may be subject to backup withholding with respect to dividends at the rate of 31% unless (a) they are corporations or come within other exempt categories or (b) they provide correct taxpayer identification numbers, certify as to no loss of exemption from backup withholding, and otherwise comply with applicable requirements of the law relating to backup withholding. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders.

    The Fund may pay taxes to foreign countries with respect to dividends or interest it receives from foreign issuers or from domestic issuers that derive a substantial amount of their revenues in foreign countries, or such taxes may be withheld at the source by such issuers. The Fund will generally be entitled to deduct such taxes in computing its taxable income.

STATE AND LOCAL TAXES

    Each Portfolio of the Fund may be subject to state or local taxation in jurisdictions in which it may be deemed to be doing business. Taxable income of each Portfolio of the Fund and its shareholders for state and local purposes may be different from taxable income calculated for federal income tax purposes.

    The foregoing is a general summary of possible federal, state and foreign tax consequences of investing in The American Tiger Funds to shareholders who are U.S. citizens or U.S. corporations. Each prospective investor is advised to consult his or her tax adviser for advice as to the federal, state, local and foreign taxation which may be applicable to such investor in connection with an investment in the Fund.

                         PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

    The Fund's portfolio shares are sold to the general public on a continuous basis through the Distributor, the Transfer Agent and the Distributor's network of broker-dealers.

PURCHASE BY MAIL

    Investments in the Fund can be made directly to the Distributor or through the transfer agent-- Rushmore Trust & Savings, FSB--or through selected securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

    TO INVEST BY MAIL: Fill out an application designating which Portfolio you are investing in and make a check payable to "The American Tiger Funds." Mail the check along with the application to:

       The American Tiger Funds
       c/o Rushmore Trust & Savings, FSB
       4922 Fairmont Avenue
       Bethesda, MD 20814

    Purchases by check will be credited to an account as of the date the Portfolio's net asset value is next determined after receipt of payment and a properly completed account application. Foreign checks will not be accepted. Be certain to specify which Portfolio or Portfolios you are investing in.

    Purchase orders which do not specify the Portfolio in which an investment is to be made will be returned. (See "Purchase and Pricing of Shares--General Purchasing Information".) Net asset value per share is calculated once daily as of 4 p.m. E.S.T. on each business day. (See "Purchase and Pricing of Shares--Valuation of Shares".)

THE AMERICAN TIGER FUNDS' PORTFOLIOS

    The shares of The American Tiger Top 20 Portfolio are sold at their net asset value per share next determined after an order in proper form (i.e., a completely filled out application form) is received by the Transfer Agent.

    If an order for shares of the Portfolio is received by the Transfer Agent by 4:00 p.m. on any business day, such shares will be purchased at the net asset value determined as of 4:00 p.m. New York Time on that day. Otherwise, such shares will be purchased at the net asset value determined as of 4:00 p.m New York Time on the next business day. However, orders received by the Transfer Agent from the Distributor or from dealers or brokers after the net asset value is determined that day will receive such net asset value price if the orders were received by the Distributor or broker or dealer from its customer prior to such determination and were transmitted to and received by the Transfer Agent prior to its close of business on that day (normally 4:00 p.m. New York Time). Shares are entitled to receive any declared dividends on the day following the date of purchase.

PURCHASES THROUGH SELECTED DEALERS

    Shares purchased through Selected Dealers will be effected at the net asset value next determined after the Selected Dealer receives the purchase order, provided that the Selected Dealer transmits the order to the Transfer Agent and the Transfer Agent accepts the order by 4:00 p.m. New York Time on the day of determination. See "Valuation of Shares". If an investor's order is not transmitted and accepted by 4:00 p.m. New York Time, the investor must settle his or her entitlement to that day's net asset value with the Selected Dealer. Investors may also purchase shares of the Fund by telephone through a Selected

Dealer by having the Selected Dealer telephone the Transfer Agent with the purchase order. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

    Certain selected Dealers may effect transactions in shares of the Portfolios through the National Securities Clearing Corporation's Fund/SERV system.

    Purchases of shares through Selected Dealers not utilizing the National Securities Clearing Corporation's Fund/SERV system will be effected when received in proper form by the Transfer Agent, as described above, in the same manner and subject to the same terms and conditions as are applicable to shares purchased directly through the Transfer Agent. There is a 4.95% sales load charged to the investor on purchases of the Fund's Portfolio, whether purchased through a Selected Dealer or directly through the Transfer Agent; there is however an ongoing Rule 12b-1 fee applicable to The American Tiger Top 20 Portfolio.

    Shareholders who wish to transfer Fund shares from one broker-dealer to another should contact the Fund's Transfer Agent at (800) 622-1386.

    TO INVEST BY BANK WIRE:  Request a wire transfer to:

       Rushmore Trust & Savings FSB
       4922 Fairmont Avenue
       Bethesda, MD 20814
       Routing Number: 055071084
       For Account of: The American Tiger Funds
       Account Number: 029385770

    AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510 BETWEEN 8:30 A.M. AND 4:00 P.M. NEW
YORK TIME AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELLED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THE FUND MAY INCUR.

    Such wire should identify the name of the Portfolio, the account number, the order number (if available), and your name.

TO INVEST BY AUTOMATIC MONTHLY INVESTMENT PLAN:

    Shareholders may make automatic monthly purchases of a Portfolio's shares by executing an automatic monthly withdrawal application authorizing his/her/its bank to transfer money from his/her/its checking account to the Transfer Agent for the automatic monthly purchase of shares of the Portfolio for the shareholder. There is no charge by the Portfolio for this automatic monthly investment plan and the shareholder can discontinue the service at any time.

GENERAL PURCHASING INFORMATION

    The existing portfolio of the Fund, the American Tiger Top 20 Portfolio, has established a minimum initial investment of $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and $100 for subsequent investments in such Portfolio. Orders for shares may be made by mail by completing the Account Application included with this Prospectus and mailing the completed application and the payment for shares to the Transfer Agent. Documentation in addition to the information required by the Account Application may be required when deemed appropriate by the Fund and/or the Transfer Agent and the Account Application will not be deemed complete until such additional information has been received. The Fund reserves the right to not accept an applicant's proposed investment in any of the Fund's shares.

VALUATION OF SHARES

    The net asset value of the shares of The American Tiger Top 20 Portfolio of the Fund is determined once daily as of 4 p.m. New York Time, on days when the New York Stock Exchange is open for trading. In the event that the New York Stock Exchange or the national securities exchanges on which Portfolio stocks are traded adopt different trading hours on either a permanent or temporary basis, the Trustees of the Fund will reconsider the time at which net asset value is to be computed. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of the Portfolio. The price at which a purchase is effected is based on the next calculation of net asset value after the order is received.

    In determining the value of the assets of each Portfolio, the securities for which market quotations are readily available are valued at market value. Debt securities (other than short-term obligations) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. All other securities and assets are valued at their fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                              REDEMPTION OF SHARES

GENERAL

    A shareholder may redeem shares of each Portfolio at the net asset value next determined after receipt of a notice of redemption in accordance with the procedures set forth below and compliance with the further redemption information and/or additional documentation requirements described in this Section. As used in this Prospectus, the term "business day " refers to those days on which stock exchanges trading stocks held by the Fund are open for business. The Fund may change the following procedures at its discretion.

    The shareholder will not be credited with dividends on those shares being redeemed for the day on which the shares are redeemed by the Portfolio (but will be credited with dividends on the day such shares were purchased). A check for the proceeds of redemption will normally be mailed within seven days of receipt of any redemption request received by the Transfer Agent. If shares to be redeemed were purchased by check, the Fund may delay transmittal of redemption proceeds only until such times as it is reasonably assured that good payment has been collected for the purchase of such shares, which may be up to 15 days from purchase date. Such delays can be avoided by wiring Federal Funds in effecting share purchases.

    If a shareholder wishes to redeem his or her entire shareholdings in a Portfolio, he or she will receive, in addition to the net asset value of shares, all declared but unpaid dividends thereon. The net asset value of the shares may be more or less than a shareholder's cost depending on the market value of the Portfolio securities at the time of the redemption.

REDEMPTION BY MAIL

    A shareholder may redeem shares by mail on each day that the New York Stock Exchange is open by submitting a written redemption request to:

       The American Tiger Funds
       c/o Rushmore Trust & Savings, FSB
       4922 Fairmont Avenue
       Bethesda, MD 20814

    The request for redemption should include the name of the Portfolio, the account name and number, and should be signed by all registered owners of the shares in the exact names in which they are registered. Each request should specify the number or dollar amount of shares to be redeemed or that all shares in the account are to be redeemed.

REDEMPTIONS BY TELEPHONE

    If you have indicated on your Account Application that you wish to establish telephone redemption privileges, you may redeem shares by calling the Transfer Agent at 1-800-622-1386 by 4:00 p.m. New York Time on any day the New York Stock Exchange is open for business.

    If any account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. The American Tiger Top 20 Portfolio of the Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include giving some form of personal identification prior to acting on the telephone instructions. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By requesting telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire transfer the redemption proceeds. You cannot redeem shares by telephone until 30 days after you have notified the Transfer Agent of any change of address.

    Telephone redemption is not available for shares held in IRAs. The Portfolio may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

FURTHER REDEMPTION INFORMATION

    Additional documentation (i.e., signature guarantee for redemptions in excess of $1,000 or verification identification when redemption is by telephone) regarding a redemption by any means may be required when deemed appropriate by the Fund and/or the Transfer Agent, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received. An investor should contact the Fund or the Transfer Agent to inquire what, if any, additional documentation may be required.

    The Fund reserves the right to modify any of the methods of redemption upon 30 days' written notice to shareholders.

    Due to the high cost of maintaining accounts of less than $2,000 ($500 for IRA or other qualifying plan accounts), the Fund reserves the right to redeem shares involuntarily in any such account at their then current net asset value. Shareholders will first be notified and allowed 30 days to make additional share purchases to bring their accounts to more than $2,000 ($500 for IRA or other qualifying plan accounts). An account will not be redeemed involuntarily if the balance falls below $2,000 ($500 for IRA or other qualifying plan accounts) by virtue of fluctuations in net asset value rather than through investor redemptions.

    Under certain circumstances (i.e., when the applicable exchange is closed or trading has been restricted, etc.), the right of redemption may be suspended or the redemption may be satisfied by distribution of portfolio securities rather than cash if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund. Information as to those matters is set forth in the Statement of Additional Information.

    Investors may redeem their shares and instruct the Fund or Transfer Agent, in writing or by telephone, to either deposit the redemption proceeds in the money market mutual fund--Fund for Government Investors, Inc.--a regulated investment company custodied by Rushmore Trust & Savings, FSB, pending further instructions as to the investor's desire to subsequently reinvest in the Fund or the investor may direct some other disposition of said redemption proceeds.

OPTION TO MAKE SYSTEMATIC WITHDRAWALS

    The owner of $25,000 or more worth of the shares of The American Tiger Top 20 Portfolio may provide for the payment from his/her account of any requested dollar amount (but not less than $1,000) to him/her or his/her designated payee monthly, quarterly, or annually. Shares will be redeemed on the last business day of each month. Unless otherwise instructed, the Transfer Agent will mail checks to the shareholder at his/her address of record. A sufficient number of shares will be redeemed to make the designated payment.

                   CERTAIN SERVICES PROVIDED TO SHAREHOLDERS

STATEMENTS OF ACCOUNT

    Statements of Account for The American Tiger Top 20 Portfolio will be sent to each shareholder at least quarterly.

DIVIDEND ELECTION

    A shareholder may elect to receive dividends in shares or in cash. If no election is made, dividends will automatically be credited to a shareholder's account in additional shares of the Portfolio to which such dividend relates.

EXCHANGE PRIVILEGES

    Shares of The American Tiger Top 20 Portfolio may be exchanged in the future for the shares of another Portfolio, if any, of the Fund, at net asset value. Exchanges among portfolios of the Fund may be made only in those states where such exchanges may legally be made. The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged. Exchanges are made based on the net asset value next determined of the shares involved in the exchange. Only one exchange in any 30-day period is permitted. The Fund reserves the right to restrict the frequency or otherwise modify, condition, terminate, or impose charges upon the exchange, upon 60 days' prior written notice to shareholders. Exchanges between Portfolios will be subject to a $5 exchange fee after five (5) exchanges per year. There is a limit of ten (10) exchanges per year. Exchanges will be effected by the redemption of shares of the Portfolio held and the purchase of shares of the other Portfolio. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss, if any, may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. For this purpose, however, a shareholder's cost basis may not include the sales charge, if any, if the exchange is effectuated within 90 days of the acquisition of the shares. Shareholders wishing to make an exchange should contact the Transfer Agent. Exchange requests in the form required by the Transfer Agent and received by the Transfer Agent prior to 4:00 p.m. New York Time will be effected at the next determined net asset value.

                             ADDITIONAL INFORMATION

    The Statement of Additional Information, available upon request, without charge from the Fund, provides a further discussion of certain sections of the Prospectus and other infor-mation which may be of interest to certain investors. This Prospectus and the Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission with respect to the securities being sold, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

    Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the Statement of Additional Information and the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                           ASSENT TO TRUST INSTRUMENT

    Every Shareholder, by virtue of having purchased a Share or Interest shall become a Shareholder and shall be held to have expressly assented and agreed to be bound by the terms hereof.

-------------------------------------------
                                     -------------------------------------------
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                                     -------------------------------------------

INVESTMENT ADVISOR

Navellier Management, Inc.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

DISTRIBUTOR

Chatfield Dean & Co.
7935 East Prentice Avenue, Suite 200
Greenwood Village, Colorado 80111
800-723-3326

INDEPENDENT AUDITORS

Tait, Weller & Baker
Certified Public Accountants
8 Penn Center, Suite 800
Philadelphia, PA 19103-2108
(215) 979-8800

TRANSFER AGENT AND CUSTODIAN

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386

COUNSEL

Samuel Kornhauser
Law Offices of Samuel Kornhauser
155 Jackson Street, Suite 1807
San Francisco, CA 94111
(415) 981-6281

SALES INFORMATION

Chatfield Dean & Co.
7935 East Prentice Avenue, Suite 200
Greenwood Village, Colorado 80111
800-723-3326

SHAREHOLDER INQUIRIES

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386

                            THE AMERICAN TIGER FUNDS

                               SEPTEMBER 30, 1998

-------------------------------------------
                                     -------------------------------------------
-------------------------------------------
                                     -------------------------------------------

THE AMERICAN TIGER FUNDS

 MAIL APPLICATION & CHECKS TO:

 The American Tiger Funds
 c/o Rushmore Trust & Savings, FSB
 4922 Fairmont Ave.
 Bethesda, MD  20814
 800-622-1386

NEW ACCOUNT APPLICATION FOR A RETIREMENT ACCOUNT APPLICATION CALL 800-723-3326 800-723-3326


 REGISTRATION

 / /Individual
    Use lines 1 & 3

 / /Joint Account with
    Rights of Survivor
    Lines 1, 2 & 3

 / /Joint Account with
    Tenancy in Common
    Lines 1, 2 & 3

 / /Gift to Minor
    Lines 4 & 5
OR
 / /Corporations,
    Partnerships,
    Trusts & Others
    Lines 6 & 7




1. Individual __________________________________________________________
              First Name                Initial               Last Name

2. Joint Tenant __________________________________________________________
                 First Name                Initial               Last Name
                 Rights of survivor will be applied unless otherwise indicated

3. Social Security No. _______________________ Date of Birth __________________
                  S.S.# to be used for tax purposes

4. Uniform Gift to Minor ______________________________________________________
                                      Custodian's Name / State

5. ____________________________________________________________________________
     Minor's Name          Minor's Social Security No.          Date of Birth

6. ____________________________________________________________________________
     Name of Corporation or Entity                    Tax ID Number

7. Registration Type: ___ Corporation    ___ Partnership
       ___ Unincorporated Association ___ Trust - Date of Trust _______________ Please include a copy of the first and last pages of your trust agreement.


 MAILING ADDRESS


 COMPLETE IF DIFFERENT FROM
 ABOVE ADDRESS LABEL




Street or P.O. Box ________________________________________________________

City _________________________ State __________   Zip _____________________

Telephone: Home _______________________ Work _______________________________

Your Residency:    / / U.S.    / / Resident Alien    / / Non-Resident Alien

                                         Specify Country __________________

 INVESTMENT


 MAKE CHECK PAYABLE TO:
 THE AMERICAN TIGER FUNDS

PORTFOLIO                                    AMOUNT

/ / American Tiger Top 20 Portfolio         $________________________

/ / By check $                  / / By wire $________________________

                                    From Account No. ________________

Minimum initial investment is $2,000 ($500 for IRAs, call 800-622-1386 for an IRA application). Make checks payable to The American Tiger Funds. Call 800-622-1386 for wiring instructions or see the prospectus.

DIVIDENDS
AND CAPITAL GAINS
DISTRIBUTIONS

/ / Reinvest dividends and capital gains.
/ / Reinvest dividends, pay capital gains.
/ / Pay dividends and capital gains in cash.
/ / Pay dividends, reinvest capital gains.

All dividends and capital gains distributions will be reinvested if no box is checked. All distributions will be reinvested if a withdrawal plan is elected.

INVESTOR FINANCIAL
& INVESTMENT INFO.
REQUIRED BY NASD


Annual Income: $ ______________________  Net Worth: $ ______________________

Investment Objective: / / Growth          / / Value

SHAREHOLDER
PRIVILEGES

Telephone/Expedited Redemption - PLEASE CHECK ALL THAT APPLY. These privileges are subject to the terms set forth in the Prospectus.

/ /  Yes, I would like to be able to redeem shares by telephone.
/ / Deposit redemption proceeds in the money market mutual fund, Fund for Government Investors, Inc., custodied by Rushmore Trust & Savings, FSB.
/ /  Wire redemption proceeds to: _______________________________________
                                            Name of Bank
     ______________________________  ________________________________________
          Type of Account                           Account Number

/ /  Mail a check to my address indicated above.


SYSTEMATIC  / /  YES
WITHDRAWAL  / /  NO
PLAN

OPTIONAL

A Systematic Withdrawal Plan is available for accounts with an underlying share value of $25,000 or more. If this plan is elected, all distributions will be automatically reinvested. Minimum withdrawal is $1,000.

Amount of payment $ ______________________
Payments made:     / / Monthly     / / Quarterly     / / Annually
Payments to commence the 2nd business day of: __________________________
                                                    Month, Year

If checks are to be sent to another address or paid to someone other than the registered owner shown on application, please provide the following:

Name: _______________________________________________________________________

Address: ____________________________________________________________________

BROKER
INFORMATION

IF SHARES ARE BEING PURCHASED
THROUGH A SERVICE AGENT, AGENT
SHOULD COMPLETE THIS SECTION.

Firm ________________________________________________________________________
Mailing Address ___________________________ City ____________________________
State ____________________ Zip __________________ Phone _____________________
Dealer Code _________________ Office Code ______________ Rep. Number ________
Agent Name ____________________________ Agent Signature: ____________________



SIGNATURES
& CERTIFICATION

Confirmation of Account
Establishment:  Soon after all
essential items are received
by the custodian, a
confirmation statement(s)
showing account number(s),
amount received, shares
purchased, and price paid per
share will be sent to the
registered shareholder.

Subsequent Payments:  A new
application need not be
submitted with additional
payments to an existing
account if a current
application is on file with
the custodian.  Subsequent
purchases should be identified
by account number and account
registration name.


   I/We authorize Rushmore Trust & Savings, FSB, as custodian and transfer agent for The American Tiger Funds, to honor any requests made in accordance with the terms of this application, and I/we further affirm that, subject to any limitations imposed by applicable law, neither Rushmore Trust & Savings, FSB, nor The American Tiger Funds shall be held liable by me/us for any loss, liability, cost, or expense for acting in accordance with this application, or any section thereof. I/We understand that all of the shareholder options described in this application are subject to the terms set forth in the Prospectus.

I/WE CERTIFY THAT WE HAVE FULL RIGHT, POWER, AUTHORITY, AND LEGAL CAPACITY TO PURCHASE AND REDEEM SHARES AND AFFIRM THAT I/WE HAVE RECEIVED AND READ THE PROSPECTUS, AGREE TO ITS TERMS, AND HAVE NOT RELIED ON OR MADE MY/OUR DECISION TO INVEST IN THE AMERICAN TIGER FUNDS ON ANY WRITTEN OR ORAL INFORMATION OTHER THAN THE WRITTEN INFORMATION CONTAINED IN THE PROSPECTUS, REGISTRATION STATEMENT AND STATEMENT OF ADDITIONAL INFORMATION. Under penalties of perjury, I/we certify (i) that the number shown on this form is my/our correct Social Security Number or Taxpayer Identification Number and
(ii) that (1) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (2) the IRS has notified me/us that I am/we are no longer subject to backup withholding. IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING STRIKE OUT PHRASE (2) ABOVE.

X __________________________________ X ___________________________________
     Signature as it          Date     Joint Signature (if         Date
  appears on Line No. 1                   applicable)

                                 PART B

                       THE AMERICAN TIGER FUNDS

                  STATEMENT OF ADDITIONAL INFORMATION

                         DATED SEPTEMBER 30, 1998

     This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of The American Tiger Funds (the "Fund"), dated September 30, 1998, a copy of which Prospectus may be obtained, without charge, by contacting the Fund, at its mailing address c/o Chatfield Dean, & Co., 7935 East Prentice Avenue, Suite 200, Greenwood Village, Colorado 80111; Telephone: 800-723-3326

                             TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . .    1

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . .    1

TRUSTEES AND OFFICERS OF THE FUND. . . . . . . . . . . . . . . . . . . . .    5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . .    7

THE INVESTMENT ADVISOR, DISTRIBUTOR,
  CUSTODIAN AND TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . . .    8

BROKERAGE ALLOCATION AND OTHER PRACTICES . . . . . . . . . . . . . . . . .   12

CAPITAL STOCK AND OTHER SECURITIES . . . . . . . . . . . . . . . . . . . .   14

PURCHASE, REDEMPTION, AND PRICING OF SHARES. . . . . . . . . . . . . . . .   15

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . .   21

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .   22

APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24

                           GENERAL INFORMATION AND HISTORY

     The Fund is a business trust organized under the laws of the State of Delaware on September 4, 1998.


                          INVESTMENT OBJECTIVES AND POLICIES

     INVESTMENT POLICIES. The investment objectives and policies of each Portfolio are described in the "Investment Objectives and Policies" section of the Prospectus. The following general policies supplement the information contained in that section of the Prospectus.

     CERTIFICATES OF DEPOSIT. Certificates of deposit are generally short-term, interest-bearing, negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

     TIME DEPOSITS. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

     BANKER'S ACCEPTANCES. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

     COMMERCIAL PAPER. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

     CORPORATE DEBT SECURITIES. Corporate debt securities with a remaining maturity of less than one year tend to become liquid and can sometimes be traded as money market securities.

     UNITED STATES GOVERNMENT OBLIGATIONS. Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have a maturity of greater than five years.

     Agencies of the United States government which issue or guarantee obligations include, among others, export-import banks of the United States, Farmers' Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, the Defense Security Assistance Agency of the Department of Defense, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, the Federal National Mortgage Associates, Federal Intermediate Credit Banks, Banks for Cooperatives, and the United States Postal Service. Some of the securities are supported by the full faith and credit of the United States government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

     INVESTMENT RESTRICTIONS. The Fund's fundamental policies as they affect a Portfolio cannot be changed without the approval of a vote of a majority of the outstanding securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the matter. Such a majority is defined as the lesser of (a) 67% or more of the voting shares of the Fund present at a meeting of shareholders of the Portfolio, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or
(b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions (except the percentage restrictions on borrowing and illiquid securities -- which percentage must be complied with) and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

     The following investment restrictions are fundamental policies of The American Tiger Top 20 Portfolio of the Fund with respect to all Portfolios (unless otherwise specified when a new portfolio is added to the Fund) and may not be changed except as described above. The American Tiger Top 20 Portfolio of the Fund except as otherwise specified herein may not:

     1. Purchase any securities or other property on margin; PROVIDED, HOWEVER, that The American Tiger Top 20 Portfolio of the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

     2. Make cash loans, except that The American Tiger Top 20 Portfolio of the Fund may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

     3. Make securities loans, except that The American Tiger Top 20 Portfolio of the Fund may make loans of the portfolio securities of such Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33-1/3% of the value of the total assets (taken at market value) of such Portfolio.

     4. Make investments in real estate or commodities or commodity contracts, including futures contracts, although The American Tiger Top 20 Portfolio of the Fund may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Portfolio.

     5. Invest in oil, gas, or other mineral exploration or development programs, although The American Tiger Top 20 Portfolio of the Fund may purchase securities of issuers which engage in whole or in part in such activities.

     6. Purchase securities of companies for the purpose of exercising management or control.

     7. Participate in a joint or joint and several trading account in securities.

     8. Issue senior securities or borrow money, except that The American Tiger Top 20 Portfolio of the Fund may (i) borrow money only from banks for such Portfolio for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Portfolio, and
(ii) borrow money only from banks for such Portfolio for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and (b) is subject to an agreement by the lender that any recourse is limited to the assets of that Portfolio with respect to which the borrowing has been made. As an operating policy, such Portfolio may not invest in portfolio securities while the amount of borrowing of such Portfolio exceeds 5% of the total assets of such Portfolio.

     9. Pledge, mortgage, or hypothecate the assets of The American Tiger Top 20 Portfolio to an extent greater than 10% of the total assets of such Portfolio to secure borrowings made pursuant to the provisions of Item 8 above.

     10. Purchase for The American Tiger Top 20 Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933), if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would then be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities.

     11. Invest more than 10% of The American Tiger Top 20 Portfolio's assets in the securities of any single company or 25% or more of such portfolio's total assets in a single industry.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions, except as to the 5%, 10% and 300% percentage restrictions on borrowing specified in Restriction Number 8 above.

     PORTFOLIO TURNOVER. The American Tiger Top 20 Portfolio has an expected annual rate of portfolio turnover which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater expenses to the Portfolio, including brokerage commission expenses, dealer mark-ups, and other transaction costs on the sale of securities, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of such Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment. Because The American Tiger Top 20 Portfolio is a new Fund portfolio which has not been in operation for a year, no actual turnover rate can be given at this time. The Fund will attempt to limit the annual portfolio turnover rate of The American Tiger Top 20 Portfolio to 300% or less, however, this rate may be exceeded if in the Investment Advisor's discretion securities are or should be sold or purchased in order to attempt to increase the Portfolio's performance. In Wisconsin an annual portfolio turnover rate of 300% or more is considered a speculative activity and under Wisconsin statutes could involve relatively greater risks or costs to the Fund.

                          TRUSTEES AND OFFICERS OF THE FUND

     The following information, as of September 10, 1998, is provided with respect to each trustee and officer of the Fund:

                    POSITION(s) HELD WITH
                    REGISTRANT AND ITS        PRINCIPAL OCCUPATION(s)
 NAME AND ADDRESS   AFFILIATES                DURING PAST FIVE YEARS


 Louis Navellier(1) Trustee; Trustee,         Mr. Navellier is and has been the
 One East Liberty   President of The          CEO and President of Navellier
 Third Floor        Navellier Performance.    & Associates Inc., an investment
 Reno, NV 89501     Funds  Mr. Navellier is   management company since 1988; CEO
                    also the CEO, President,  and President of Navellier
                    Secretary, and            Management, Inc., an investment
                    Treasurer of Navellier    management company since May 10,
                    Management, Inc., a       1993; CEO and President of
                    Delaware corporation      Navellier International
                    which is the Investment   Management, Inc., an investment
                    Advisor to the Fund.      management company, since May 10,
                    Mr. Navellier is also     1993; CEO and President of
                    CEO, President,           Navellier Securities Corp. since
                    Secretary, and            May 10, 1993; CEO and President of
                    Treasurer of Navellier    Navellier Fund Management, Inc.,
                    Securities Corp., the     an investment management company,
                    principal underwriter     since November 30, 1995; and has
                    of the Navellier          been publisher and editor of MPT
                    Performance Funds'        Review from August 1987 to the
                    shares.                   present and was publisher and
                                              editor of the predecessor
                                              investment advisory newsletter OTC
                                              Insight, which he began in 1980
                                              and wrote through July 1987.

 Arjen Kuyper(1)    Trustee; Treasurer;       Operations Manager for The
 One East Liberty,  Director of               Navellier Group
 Third Floor        Administration for the
 Reno, Nevada       Mutual Fund Division of
 89501              The Navellier Group

 Barry Sander       Trustee                   Currently the President and
 695 Mistletoe                                CEO of Ursa Major Inc., a
 Rd., #2                                      stencil manufacturing firm
 Ashland, OR                                  and has been for the past
 97520                                        eight years.

 Joel Rossman       Trustee                   Currently retired as of
 20 Place Moulin                              March 15, 1998; Formerly,
 Tiburon, CA                                  President and CEO of
 94920                                        Personal Stamp Exchange,
                                              Inc., a manufacturer,
                                              designer and distributor of
                                              rubber stamp products.  He
                                              had been President and CEO
                                              of Personal Stamp Exchange
                                              for the past 10 years.

 Jacques            Trustee                   Professor of Business
 Delacroix                                    Administration, Leavy School
 University of                                of Business, Santa Clara
 Santa Clara                                  University (1983-present).
 Santa Clara,
 CA

_______________________________________________________
(1) This person is an interested person affiliated with the Investment Advisor.

                                       OFFICERS

     The officers of the Fund are affiliated with the Investment Advisor and receive no salary or fee from the Fund. The Fund's disinterested Trustees are each compensated by the Fund with an annual fee, payable quarterly (calculated at an annualized rate), of $10,000. Each disinterested Trustee also receives $500 per meeting. The Trustees' fees may be adjusted according to increased responsibilities if the Fund's assets exceed two hundred million dollars. In addition, each disinterested Trustee receives reimbursement for actual expenses of attendance at Board of Trustees meetings.

     The Fund does not expect, in its current fiscal year, to pay aggregate remuneration in excess of $60,000 for services in all capacities to any
(a) Trustee, (b) officer, (c) affiliated person of the Fund (other than the Investment Advisor), (d) affiliated person of an affiliate or principal underwriter of the Fund, or (e) all Trustees and officers of the Fund as a group.

     The Board of Trustees is permitted by the Fund's By-Laws to appoint an advisory committee which shall be composed of persons who do not serve the Fund in any other capacity and which shall have no power to dictate corporate operations or to determine the investments of the Fund. The Fund currently has no advisory committee.


                          REMUNERATION TABLE

      Name                 Capacity In Which Remuneration  Aggregate
                           Received                        Remuneration
                                                           From Registrant and
                                                           Fund Complex
                                                           expected for fiscal
                                                           1998
      Louis G. Navellier      Trustee, President, Chief           $ 0.00
                               Executive Officer, and
                                      Treasurer

      Barry Sander                     Trustee                 $ 4,000.001


      Arjen Kuyper                     Trustee                    $ 0.00


      Joel Rossman                     Trustee                 $ 4,000.001

      Jacques Delacroix                Trustee                 $ 4,000.001

(1) Includes one fourth of $10,000 annual salary, $500 per meeting and any reimbursement for out-of-pocket expenses. There were no out of pocket expenses for fiscal 1998 as of October 2, 1998.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     On September 3, 1998, in order to fulfill the requirements of
Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund was purchased by Louis Navellier under a subscription agreement dated September 3, 1998. Such subscription for acquisition was made for an aggregate of $100,000 allocated 100% for The American Tiger Top 20 Portfolio (to purchase 10,000 shares).

                         THE INVESTMENT ADVISOR, DISTRIBUTOR,
                             CUSTODIAN AND TRANSFER AGENT

     (a)  THE INVESTMENT ADVISOR

     The offices of the Investment Advisor (Navellier Management, Inc.) are located at One East Liberty, Third Floor, Reno, Nevada 89501. The Investment Advisor began operation in May 1993 and only advises this Fund and The Navellier Performance Funds.

           (i) The following individuals own the enumerated shares of outstanding stock of the Investment Advisor and, as a result, maintain control over the Investment Advisor:

                    SHARES OF OUTSTANDING STOCK        PERCENTAGE OF
NAME                OF THE INVESTMENT ADVISOR          OUTSTANDING SHARES
Louis G. Navellier               1,000                  100%

          (ii) The following individuals are affiliated with the Fund, the Investment Advisor, and the Distributor in the following capacities:

  NAME

  Louis G. Navellier     Trustee and one of the Portfolio Managers of the
                         Fund; Director, CEO, President, Secretary and
                         Treasurer of Navellier Management, Inc.; Director,
                         President, CEO, Secretary and Treasurer of Navellier
                         Securities Corp.; Trustee and one of the Portfolio
                         Managers of The Navellier Performance Funds.


  Alan Alpers            One of the Portfolio Managers of The Navellier
                         Performance Funds; One of the Portfolio Managers of The American Tiger Top 20 Portfolio.

  Arjen Kuyper           Trustee and Treasurer of the Fund; Trustee and
                         Treasurer of The Navellier Performance Funds;
                         Operations Manager for Navellier Management, Inc.

         (iii) The management fees payable to the Investment Advisor under the terms of the Investment Advisory Agreement (the "Advisory Agreement") between the Investment Advisor and the Fund are payable monthly and are based upon 1.00% of The American Tiger Top 20 Portfolio's average daily net assets. The Investment Advisor has the right, but not the obligation, to waive any portion or all of its management fee, from time to time.

         Since the Fund is a newly organized fund which was organized on September 4, 1998, as of that date, Navellier Management, Inc. had not been paid any investment advisory fees for The American Tiger Top 20 Portfolio.

The Investment Advisor has agreed to waive reimbursement of all or a portion of the expenses advanced by it on behalf of The American Tiger Top 20 Portfolio for the following years if total operating expenses exceed the following amounts:


        Portfolio                        Expense Limit            Year(s)
  Tiger Top 20 Portfolio                       1.5%            1998 & 1999

     Expenses not expressly assumed by the Investment Advisor under the Advisory Agreement are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund for the account of the applicable Portfolio, the major categories of which relate to taxes, fees to Trustees, legal, accounting, and audit expenses, custodian and transfer agent expenses, certain printing and registration costs, and non-recurring expenses, including litigation.

     The Advisory Agreement provides that the Investment Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its investors except for losses (i) resulting from the willful misfeasance, bad faith, or gross negligence on its part, (ii) resulting from reckless disregard by it of its obligations and duties under the Advisory Agreement, or (iii) a loss for which the Investment Advisor would not be permitted to be indemnified under the Federal Securities laws.

     (iv) Pursuant to an Administrative Services Agreement, the Fund reimburses the Investment Advisor for certain expenses incurred by the Investment Advisor in connection with the Fund, including payments to reimburse it for fees the Investment Advisor pays to others for administrative services.

     The Investment Advisory Agreement permits the Investment Advisor to act as investment adviser for any other person, firm, or corporation, and designates the Investment Advisor as the owner of the name "Navellier" and/or "American Tiger Top 20" or any use or derivation of the words Navellier or American Tiger Top 20. If the Investment Advisor shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Navellier" or "American Tiger Top 20" as part of its title may, solely at the Investment Advisor's option, be withdrawn.

     The Investment Advisor advanced the Fund's organizational expenses. The Fund has agreed to reimburse the Investment Advisor for the organizational and other expenses it advances, without interest, on a date or dates to be chosen at the sole discretion of Navellier Management, Inc., or the Investment Advisor can elect to waive reimbursement of some or all of such advances. No Portfolio shall be responsible for the reimbursement of more than its proportionate share of expenses.

     (b)  THE DISTRIBUTOR

     The Fund's Distributor is Chatfield Dean & Co., a Corporation owned by Chatfield Dean Holdings, Inc. Chatfield Dean & Co. is registered as a broker-dealer with the Securities Exchange Commission and National Association of Securities Dealers and the various states in which this Fund's securities will be offered for sale by Distributor and will be registered with such agencies and governments before any Fund shares are sold by it.
The Fund's shares will be continuously distributed by Chatfield Dean & Co. (the "Distributor") located at 7935 East Prentice Avenue, Suite 200, Greenwood Village, Colorado, 80111, pursuant to a Distribution Agreement, dated September 9, 1998. The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. The Distributor is responsible for any payments made to its registered representatives as well as the cost in excess of the 12b-1 fee (discussed below under

"Distribution Plan") of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with the distribution of shares of the Fund.

DISTRIBUTION PLAN


     THE DISTRIBUTION PLAN FOR THE AMERICAN TIGER TOP 20 PORTFOLIO

     The American Tiger Top 20 Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby such Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of such Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio's Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts that such Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall be 0.25% per year of the average daily net assets of such Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are paid pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or the Portfolio directly. The 12b-1 Plan for such Portfolio also covers payments by the Distributor and Investment Advisor to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by such Portfolio within the context of Rule 12b-1. The payments under such 12b-1 Plan for such Portfolio are included in the maximum operating expenses which may be borne by such Portfolio.
Payments under such 12b-1 Plan for such Portfolio may exceed actual expenses incurred by the Distributor, Investment Advisor or others.

     Since the Fund is a newly organized fund, the Distributor had not been paid any 12b-1 fees as of September 30, 1998 for services in connection with The American Tiger Top 20 Portfolio. In addition to 12b-1 fees, investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent.

     (c)  THE CUSTODIAN AND TRANSFER AGENT

     Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, serves as the custodian of the Fund's portfolio securities and as the Fund's transfer agent and, in those capacities, maintains certain accounting and other records of the Fund and processes requests for the purchase or the redemption of shares, maintains records of ownership for shareholders, and performs certain other shareholder and administrative services on behalf of the Fund.

     The Fund has entered into an agreement with Rushmore Trust & Savings, FSB, to perform, in addition to custodian and transfer agent services, some or all administrative services and may contract in the future with other persons or entities to perform some or all of its administrative services. All of these contracted services are and will be paid for by the Fund out of its assets.


     (d)  LEGAL COUNSEL

     The Law Offices of Samuel Kornhauser is legal counsel to the Fund and to the Investment Advisor.

                       BROKERAGE ALLOCATION AND OTHER PRACTICES

     In effecting portfolio transactions for the Fund, the Investment Advisor adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services," as defined herein. The Investment Advisor may cause the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Investment Advisor determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities; furnishing analysis and reports concerning issuers, industries, economic facts and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Investment Advisor are considered to be in addition to and not in lieu of services required to be performed by the Investment Advisor under its contract with the Fund and may benefit both the Fund and other clients of the Investment Advisor or customers of or affiliates of the Investment Advisor. Conversely, brokerage and research services provided by brokers to other clients of the Investment Advisor or its affiliates may benefit the Fund.

     If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

     The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Advisor in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to obtaining best prices and executions, effected through dealers who sell shares of the Fund.

     The Board of Trustees of the Fund will periodically review the performance of the Investment Advisor of its respective responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

     The Board of Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. At present, no recapture arrangements are in effect. The Board of Trustees will review whether recapture opportunities are available and are legally permissible, and, if so, will determine, in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

                          CAPITAL STOCK AND OTHER SECURITIES

     The rights and preferences attached to the shares of each Portfolio are described in the Prospectus. (See "Description of Shares".) The Investment Company Act of 1940 requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts, and the election of Trustees from the separate voting requirements of the Rule.

                     PURCHASE, REDEMPTION, AND PRICING OF SHARES

     REDEMPTION OF SHARES. The Prospectus, under "Redemption of Shares" describes the requirements and methods available for effecting redemption. The Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange or any other applicable exchange, is closed (other than a customary weekend and holiday closing),
(b) when trading on the New York Stock Exchange, or any other applicable exchange, is restricted, or an emergency exists as determined by the Securities and Exchange Commission ("SEC") or the Fund so that disposal of the Fund's investments or a fair determination of the net asset values of the Portfolios is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Portfolio's shareholders.

     The Fund normally redeems shares for cash. However, the Board of Trustees can determine that conditions exist making cash payments undesirable. If they should so determine (and if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund), redemption payments could be made in securities valued at the value used in determining net asset value. There generally will be brokerage and other costs incurred by the redeeming shareholder in selling such securities.

     DETERMINATION OF NET ASSET VALUE. As described in the Prospectus under "Purchase and Pricing of Shares - Valuation of Shares," the net asset value of shares of each Portfolio of the Fund is determined once daily as of 4 p.m. New York time on each day during which the New York Stock Exchange, or other applicable exchange, is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board of Trustees of the Exchange reserves the right to change this schedule. In the event that the New York Stock Exchange or the national securities exchanges on which small cap equities are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Fund will reconsider the time at which net asset value is to be computed.

     VALUATION OF ASSETS. In determining the value of the assets of any Portfolio of the Fund, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported - as is the case with many securities traded over-the-counter - the last reported bid price. Debt securities (other than short-term obligations, i.e., obligations which have 60 days or less left to maturity, which are valued on the basis of amortized cost) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by a pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics, and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees.

                                        TAXES

     In the case of a "series fund" (that is, a regulated investment company having more than one segregated portfolio of investments the beneficial interests in which are owned by the holders of a separate series of stock), each investment portfolio is treated as a separate corporation for federal income tax purposes. The Fund will be deemed a series fund for this purpose and, thus, each Portfolio will be deemed a separate corporation for such purpose.

     Each Portfolio of the Fund intends to qualify as a regulated investment company for federal income tax purposes. Such qualification requires, among other things, that each Portfolio (a) make a timely election to be a regulated investment company, (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities (including options and futures) or foreign currencies and (c) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of its assets is represented by cash, government securities, securities of other regulated investment companies, and securities of one or more other issuers (to the extent the value of the securities of any one such issuer owned by the Portfolio does not exceed 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than government securities and securities of other regulated investment companies) of any one industry. These requirements may limit the ability of the Portfolios to engage in transactions involving options and futures contracts.

     If each Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on its "investment company taxable income" (calculated by excluding the amount of its net capital gain, if any, and by excluding the dividends-received and net operating loss deductions) or "net capital gain" (the excess of its long-term capital gain over its net short-term capital loss) which is distributed to shareholders. In determining taxable income, however, a regulated investment company holding stock on the record date for a dividend is required to include the dividend in income on the later of the ex-dividend date or the date of acquisition.

     Dividends paid out of net investment income and net short-term capital gains of a Portfolio will be taxable to shareholders as ordinary income regardless of whether such distributions are reinvested in additional shares or paid in cash. If a portion of a Portfolio's net investment income is derived from dividends from domestic corporations, a corresponding portion of the dividends paid out of such income may be eligible for the dividends-received deduction. Corporate shareholders will be informed as to the portion, if any, of dividends received by them which will qualify for the dividends-received deduction.

     Dividends paid out of the net capital gain of a Portfolio that are designated as capital gain dividends by the Fund will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares. Such dividends will not be eligible for the dividends-received deduction. If shares of the Fund to which such capital gains dividends are attributable are held by a shareholder for less than 31 days and there is a loss on the sale or exchange of such shares, then the loss, to the extent of the capital gain dividend or undistributed capital gain, is treated as a long-term capital loss.

     All distributions, whether received in shares or cash, must be reported by each shareholder on his federal income tax return. Taxable dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been paid by the Fund and received by such shareholders on December 31 of the year if such dividend is actually paid by the Fund during January of the following year.

     Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

     The redemption of all or part of the shares of a series held by any shareholder will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the related Portfolio (determined for this purpose using certain specific rules of constructive ownership). Any redemption that does not substantially reduce a shareholder's percentage ownership interest in a Portfolio may be treated as a dividend.

     If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain will generally be treated as capital gain (long-term or short-term, depending upon the shareholder's holding period for the redeemed shares).

     The exchange of the shares in one Portfolio for shares in another Portfolio will be treated as a taxable exchange for federal income tax purposes. If the exchange occurs within 90 days of the acquisition of the original shares, however, the shareholder's basis in the original shares will not include the sales charge, if any, to the extent such charge does not exceed the amount that would have been charged on the acquisition of the second-acquired shares if such shares were acquired directly. To the extent that the sales charge, if any, paid upon acquisition of the original shares is not taken into account in determining the shareholder's gain or loss from the disposition of the original shares, it is added to the basis of the newly acquired shares.

     On or before January 31 of each year, the Fund will issue to each person who was a shareholder at any time in the prior year a statement of the federal income tax status of all distributions made to such shareholder.

     Shareholders who fail to provide correct taxpayer identification numbers or fail to certify as to no loss of exemption from backup withholding or otherwise fail to comply with applicable requirements of the law relating to backup withholding will be subject to backup withholding with respect to dividends at the rate of 31% unless they are corporations or come within other exempt categories. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders. All shareholders should consult their own tax advisers with regard to the tax consequences applicable to their respective investments in the Fund.

     The foregoing discussion relates solely to United States federal income tax laws as applicable to United States persons (that is, citizens and residents of the United States and domestic corporations, partnerships, trusts, and estates). Each shareholder who is not a United States person should consult his tax adviser regarding the United States and non-United States tax consequences of ownership of shares, including the possibility that distributions by the Fund may be subject to a United States withholding tax at the rate of 30% (or at a lower rate under an applicable United States income tax treaty).

     Each Portfolio will be subject to a nondeductible excise tax for any year equal to 4% of the "required distribution" for the year over the "distributed amount" for the year. For this purpose, the term "required distribution" means, with respect to any year, the sum of (a) 98% of the Portfolio's "ordinary income" (that is, its taxable income determined by excluding its net capital gain, if any, by disallowing the dividends-received and net operating loss deductions, and by not taking into account any capital gain or loss), (b) 98% of its net capital gain income (that is, the excess of capital gains over capital losses) for the one-year period ending on December 31 of the year, and (c) the "prior year shortfall" (that is, the excess, if any, of the "grossed-up required distribution" for the prior year over the "distributed amount" for such year). For this purpose, the term "grossed-up required distribution" means, with respect to any year, the required distribution for the year (determined by including 100% of the Portfolio's ordinary income and capital gain net income) and the term "distributed amount" means, with respect to any year, the sum of (a) the amount of dividends-paid or deemed paid during the year, (b) any amount on which the Portfolio is required to pay corporate tax for the year, and (c) the excess, if any, of the distributed amount for the prior year over the required distribution for such year.

     The individual Portfolios will not be subject to tax in Delaware for any year in which they each qualify as a regulated investment company. They may, however, be subject to such tax for any year in which they do not so qualify and may be subject to tax in certain other states where they are deemed to be doing business. Moreover, distributions may be subject to state and local taxes. In those states which have income tax laws, the tax treatment of such Portfolios and the tax treatment of shareholders with respect to distributions may be different from the federal income tax treatment of such persons.

     The foregoing is a general summary of the federal income tax consequences of investing in the Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisors about the tax consequences of an investment in the Fund in light of each of each shareholder's particular tax situation. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

                                    UNDERWRITERS

     The Fund's shares will be continuously distributed through Chatfield Dean & Co. (the "Distributor") located at 7935 East Prentice Avenue, Suite 200, Greenwood Village, Colorado, 80111, pursuant to a distribution agreement dated September 9, 1998. The Distributor will begin selling this Fund's shares as soon as the Fund goes effective with the SEC, which is expected to be in September 1998.


     The Distributor acts as the sole principal underwriter of the Fund's shares. Through a network established by the Distributor, the Fund's shares may also be sold through selected investment brokers and dealers. For a description of the Distributor's obligations to distribute the Fund's securities, see "The Investment Advisor, Distributor, Custodian and Transfer Agent - Distributor."

                           CALCULATION OF PERFORMANCE DATA

     Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as total return on the applicable Portfolio.

     The average annual total return on such Portfolios represents an annualization of each Portfolio's total return ("T" in the formula below) over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a $1,000 payment* ("P" in the formula below) made at the beginning of a one-, five-, or ten-year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("n" in the formula below). The following formula will be used to compute the average annual total return for the Portfolio:

                                          n
                                 P (1 + T)  = ERV

     In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

     The American Tiger Top 20 Portfolio is a newly formed portfolio which has been in operation for less than one year and therefore, no performance figures for this portfolio are included.

     Performance information for the Portfolio shall reflect only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Each Portfolio may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, or other services, as having the same investment objectives. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks ("S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

As summarized in the Prospectus under the heading "Performance and Yield," the total return of each Portfolio may be quoted in advertisements and sales literature.

                              FINANCIAL STATEMENTS

                  September 4, 1998 Audited Financial Statement

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


TO:  THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
     THE AMERICAN TIGER FUNDS
     RENO, NEVADA

We have audited the accompanying statement of assets and liabilities of The American Tiger Top 20 Portfolio (the "FUND") a series of shares of The American Tiger Funds. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The American Tiger Top 20 Portfolio as of September 4, 1998, in conformity with generally accepted accounting principles.




PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 4, 1998

THE AMERICAN TIGER TOP 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 4, 1998
________________________________________________________________________________
ASSETS
  Cash                                                                  $100,000
                                                                        --------
NET ASSETS                                                              $100,000
                                                                        ========
Shares of beneficial interest outstanding, unlimited amount
  authorized                                                              10,000
                                                                          ------

Net Asset value and redemption price per share                            $10.00
                                                                          ------
At September 4, 1998, the components of net assets were as follows:
  Paid-in capital                                                       $100,000
                                                                        --------
Offering price calculation
  ($10.00 per share divided by 0.9505)                                   $10.52*
                                                                         -------

*  On sales of $50,000 or more, the offering price is reduced.

SEE NOTES TO STATEMENT OF ASSETS AND LIABILITIES

THE AMERICAN TIGER TOP 20 PORTFOLIO

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 4, 1998

(1)  ORGANIZATION

     American Tiger Funds (the "TRUST") is registered under the Investment Company Act of 1940, as amended (the "1940 ACT"), as an open-end management investment company and is authorized to issue shares of beneficial interests. The Trust currently offers shares of beneficial interests in one portfolio, The American Tiger Top 20 Portfolio.

     The Trust was organized on September 4, 1998, as a Delaware Business Trust. The Trust had no operations other than those relating to organizational matters and the registration of its shares under applicable securities laws.

                                    APPENDIX

A-1 AND P-1 COMMERCIAL PAPER RATINGS

     Each of the Portfolios will invest only in commercial paper which, at the date of investment, is rated A-1 by Standard & Poor's Corporation ("S&P") or P-1 by Moody's Investors Services, Inc. ("Moody's"), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

     Commercial paper rated A-1 by S&P has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

     The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years;
(7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                     PART C

                               OTHER INFORMATION

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

1.  FINANCIAL STATEMENTS:

    (a) N/A

    (b) Included in Part B of this Registration Statement:

       (i) Audited financial statement dated September 4, 1998.

    (c) Included in Part C of this Registration Statement: none

    All other statements and schedules have been omitted because they are not applicable or the information is shown in the Financial Statements or Financial Highlights or notes thereto.

2.  EXHIBITS:

EXHIBIT NUMBER                                             DESCRIPTION
-----------------  --------------------------------------------------------------------------------------------
         1.1       Certificate of Trust of Registrant
         1.2       Declaration of Trust of Registrant
         2         By-Laws of Registrant
         3         None
         4         None
         5         Investment Management Agreement between Registrant and Navellier Management, Inc., dated
                     September 9, 1998
         6         Distribution Agreement dated September 9, 1998
         6.1       Selected Dealer Agreement (specimen)
         7         None
         8.1       Agreement for Fund Accounting Services, Transfer Agency Services and Custody Services
                     between Registrant and Rushmore Trust & Savings, FSB
         8.2       Administrative Services Agreement between Registrant and Navellier Management, Inc. dated
                     September 9, 1998
         9.0       Trustee Indemnification Agreements
        10         Opinion and Consent of Counsel
        11         Consent of Independent Auditors dated September 4, 1998
        12         None
        13         Subscription Agreement between The American Tiger Funds and Louis Navellier, dated September
                     3, 1998
        13.1       Investment Advisor Operating Expense Reimbursement Agreement
        14         None
        15         12b-1 Distribution Plan for The American Tiger Top 20 Portfolio
        16         N/A
        17         N/A

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    (a) As is described in the Statement of Additional Information ("Control Persons and Principal Holders of Securities") the Fund was initially controlled by Louis Navellier, the sole stockholder, officer, and director of the Investment Advisor, who also serves as Trustee and in various officer positions with the Fund (as described more fully under "The Investment Advisor, Distributor, Custodian and Transfer Agent" in the Statement of Additional Information).

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

    As of September 10, 1998 The American Tiger Top 20 Portfolio had one (1) shareholder.

ITEM 27  INDEMNIFICATION

    The Fund shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers, or trustees of another organization in which it has any interest, as a shareholder, creditor, or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee, or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such person did not engage in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct by written opinion from independent legal counsel approved by a majority of a quorum of trustees who are neither interested persons nor parties to the proceedings. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may otherwise be entitled except out of the Fund Property. A majority of a quorum of disinterested non-party Trustees may make advance payments in connection with indemnification under this section, provided that the indemnified person shall have given a written undertaking adequately secured to reimburse the Fund in the event it is subsequently determined that he is not entitled to such indemnification, or a majority of a quorum of disinterested non-party Trustees or independent counsel determine, after a review of readily available facts, that the person seeking indemnification will probably be found to be entitled to indemnification.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to the Trustees, officers, and controlling persons of the Fund pursuant to the provisions described under this Item 27, or otherwise, the Fund has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer, or controlling person of the Fund in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Fund may purchase and maintain insurance on behalf of an officer, Trustee, employee, or agent protecting such person, to the full extent permitted by applicable law, from liability incurred by such person as officer, Trustee, employee, or agent of the Fund or arising from his activities in such capacity.

    Section 9 of the Distribution Agreement between the Fund and Chatfield Dean & Co. provides for indemnification of the parties thereto under certain circumstances.

    Section 4 of the Advisory Agreement between the Portfolio and the Investment Advisor provides for indemnification of the parties thereto under certain circumstances.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    Set forth below is a description of any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Fund and each director, officer, or partner of any such investment adviser, is or has been at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee:

NAME AND PRINCIPAL                  POSITIONS HELD WITH REGISTRANT                PRINCIPAL OCCUPATIONS
BUSINESS ADDRESS                          AND ITS AFFILIATES                      DURING PAST TWO YEARS
------------------------------  ---------------------------------------  ---------------------------------------
Louis Navellier                 Trustee and one of the Portfolio         Mr. Navellier is and has been the CEO
One East Liberty                Managers of the Fund; Trustee,           and President of Navellier & Associates
Third Floor                     President, and Treasurer of The          Inc., an investment management company
Reno, NV 89501                  Navellier Performance Funds, one of      since 1988; is and has been CEO and
                                Portfolio Managers of the Aggressive     President of Navellier Management,
                                Growth Portfolio, the Mid Cap Growth     Inc.; one of the Portfolio Managers for
                                Portfolio and the Aggressive Small Cap   the Investment Advisor to this Fund and
                                Portfolio, the Large Cap Value           was one of Portfolio Managers to The
                                Portfolio, the Large Cap Growth          Navellier Series Fund; President and
                                Portfolio, the Small Cap Value           CEO of Navellier Securities Corp.; CEO
                                Portfolio and the Micro Cap Portfolio.   and President of Navellier Fund
                                Mr. Navellier is also the CEO,           Management, Inc. and has been publisher
                                President, Treasurer, and Secretary of   and editor of MPT Review from August
                                Navellier Management, Inc., a Delaware   1987 to the present, and was publisher
                                Corporation which is the Investment      and editor of the predecessor
                                Advisor to the Fund. Mr. Navellier is    investment advisory newsletter OTC
                                also CEO, President, Secretary, and      Insight, which he began in 1980 and
                                Treasurer of Navellier & Associates      wrote through July 1987; and editor of
                                Inc., Navellier Publications, Inc., MPT  The Blue Chip Newsletter.
                                Review Inc., and Navellier
                                International Management, Inc. and
                                Navellier Fund Management, Inc.

ITEM 29  PRINCIPAL UNDERWRITERS

    (a) The Distributor does not currently act as principal underwriter, depositor, or investment adviser for any investment company other than the Fund.

    (b) The following information is provided, as of the date hereof, with respect to each director, officer, or partner of each principal underwriter named in response to Item 21:

NAME AND PRINCIPAL                            POSITION AND OFFICES                 POSITIONS AND OFFICES
BUSINESS ADDRESS                                WITH UNDERWRITER                      WITH REGISTRANT
------------------------------------  ------------------------------------  ------------------------------------
Sanford D. Greenberg                  Chief Executive Officer; Director     Chief Executive Officer and Director
  Chatfield Dean & Co.                                                        of Underwriter for the Fund
  7935 East Prentice Avenue
  Suite 200
  Greenwood Village,
  Colorado 80111

Robert L. Lemon                       President; Director                   President and Director of
  Chatfield Dean & Co.                                                        Underwriter for the Fund
  7935 East Prentice Avenue
  Suite 200
  Greenwood Village
  Colorado 80111

Richard O'Donnell                     Executive Vice President; Director    Executive Vice President and
  Chatfield Dean & Co.                                                        Director of Underwriter for the
  7935 East Prentice Avenue                                                   Fund
  Suite 200
  Greenwood Village
  Colorado 80111

Scott W. Carothers                    Vice President; Director              Vice President and Director of
  Chatfield Dean & Co.                                                        Underwriter for the Fund
  7935 East Prentice Avenue
  Suite 200
  Greenwood Village
  Colorado 80111

Kenneth L. Greenberg                  Vice President; Director              Vice President and Director of
  Chatfield Dean & Co.                                                        Underwriter for the Fund
  7935 East Prentice Avenue
  Suite 200
  Greenwood Village
  Colorado 80111

Barry Cheren                          Senior Vice President; Director       Senior Vice President and Director
  Chatfield Dean & Co.                                                        of Underwriter of the Fund
  7935 East Prentice Avenue
  Suite 200
  Greenwood Village
  Colorado 80111

    (c) As of the date hereof, no principal underwriter who is not an affiliated person of the Fund has received any commissions or other compensation during the Fund's last fiscal year.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

    All accounts, records, and other documents required to be maintained under
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the office of The American Tiger Funds located at One East Liberty, Third Floor, Reno, Nevada 89501, and the offices of the Fund's Custodian and Transfer agent at 4922 Fairmont Avenue, Bethesda, MD 20814.

ITEM 31  MANAGEMENT SERVICES

    Other than as set forth in Part A and Part B of this Registration Statement, the Fund is not a party to any management-related service contract.

ITEM 32  UNDERTAKINGS

    The Fund hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without change.

    The Fund hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

    The Fund hereby undertakes, as to The American Tiger Top 20 Portfolio, to file a post-effective amendment using unaudited financial statements, which need not be certified, within four (4) to six (6) months from the effective date of such portfolio's 1933 Act Registration Statement.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and State of California on the 9th day of September, 1998.

                                THE AMERICAN TIGER FUNDS

                                By:               /s/ ARJEN KUYPER
                                     -----------------------------------------
                                                    Arjen Kuyper
                                                      TRUSTEE

    The American Tiger Funds, and each person whose signature appears below hereby constitutes and appoints Arjen Kuyper as such person's true and lawful attorney-in-fact, with full power to sign for such person and in such person's name, in the capacities indicated below, any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney-in-fact to any and all amendments to said Registration Statement.

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons or their attorneys-in-fact pursuant to authorization given on September 9, 1998, in the capacities and on the date indicated:

------------------------------  Trustee and Treasurer        September 9, 1998
       Arjen Kuyper(1)

------------------------------  Trustee                      September 9, 1998
         Joel Rossman

------------------------------  Trustee                      September 9, 1998
         Barry Sander

------------------------------  Trustee and Principle        September 9, 1998
    Louis G. Navellier(1)         Executive Officer

------------------------------  Trustee                      September 9, 1998
      Jacques Delacroix

(1) This person is an interested person affiliated with the Investment Advisor.

                               INDEX TO EXHIBITS

  EXHIBIT                                                                            SEQUENTIALLY
  NUMBER     DESCRIPTION                                                             NUMBERED PAGE
-----------  --------------------------------------------------------------------  -----------------
       1.0   None (Financial Statement)
       1.1   Certificate of Trust of Registrant
       1.2   Declaration of Trust of Registrant
       2     By-Laws of Registrant
       3     None
       4     None
       5     Investment Advisory Agreement between Registrant and Navellier
               Management, Inc., dated September 9, 1998
       6     Distribution Agreement dated September 9, 1998
       6.1   Selected Dealer Agreement (specimen)
       7     None
       8.1   Agreement for Fund Accounting Services, Transfer Agency Services and
               Custody Services between Registrant and Rushmore Trust & Savings,
               FSB
       8.2   Administrative Services Agreement between Registrant and Navellier
               Management, Inc., dated September 9, 1998
       9     Trustee Indemnification Agreements
      10     Opinion and Consent of Counsel
      11     Consent of Independent Auditors
      12     None
      13     Subscription Agreement between The American Tiger Funds and Louis
               Navellier, dated September 3, 1998
      13.1   Investment Adviser Operating Expense Reimbursement Agreement
      14     None
      15     12b-1 Plan
      16     N/A
      17     N/A